INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	$ 66,431	$ 73,439
Classes of intangible Assets, Gross	232,484	226,642
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(166,053)	(153,203)
Intangible assets under development (IT programs) [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	2,793	5,076
Classes of intangible Assets, Gross	2,793	5,076
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	21,429	22,323
Classes of intangible Assets, Gross	124,794	119,353
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(103,365)	(97,030)
Water rights [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	4,999	5,185
Classes of intangible Assets, Gross	4,999	5,185
Customer relationship [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	19,457	24,015
Classes of intangible Assets, Gross	75,337	74,860
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(55,880)	(50,845)
Other identifiable intangible assets [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	17,753	16,840
Classes of intangible Assets, Gross	24,561	22,168
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	$ (6,808)	$ (5,328)